UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ken Roberts Investment Management Inc.
Address:     601 W. Riverside Ave., Suite 1670
             Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kenneth M. Roberts
Title:       President, Chief Investment Officer
Phone:       509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       February 14, 2005

Report Type (Check only one):

[X]          13F HOLDING REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                      Title of                      Value          Invstmt Voting Aut
Name of Issuer          Class    CUSIP             (x$1000) Shares Dscretn   None

3M Co.               COM        88579y101              1037   12630   Sole    12630
Actel Corporation    COM        004934105              1045   59600   Sole    59600
Air Products & Chem  COM        009158106             11728  202311   Sole   202311
American Express     COM        025816109               378    6710   Sole     6710
Am Intl. Group       COM        026874107             14903  226933   Sole   226933
Amgen Inc.           COM        031162100             10848  169098   Sole   169098
AP Pharma Inc.       COM        00202j104                33   19900   Sole    19900
Applied Materials IncCOM        038222105              1065   62305   Sole    62305
Baxter International COM        071813109              5007  144973   Sole   144973
BerkShire Hathaway B COM        084670207               208      71   Sole       71
BMC Software         COM        055921100               772   41500   Sole    41500
BP Amoco PLC-ADR     COM        055622104               446    7633   Sole     7633
Bristol Myers Squibb COM        110122108              1190   46462   Sole    46462
Cardinal Health Inc. COM        14149y108             15380  264495   Sole   264495
Cascade Natural Gas  COM        147339105               469   22100   Sole    22100
ChevronTexaco Corp.  COM        166764100             18509  352493   Sole   352493
Cisco Sys Inc.       COM        17275r102             14744  763127   Sole   763127
Citigroup            COM        172967101             21704  450486   Sole   450486
Clorox Companies     COM        189054109               354    6000   Sole     6000
Coca Cola Co.        COM        191216100             13084  314211   Sole   314211
Comcast Corp.        COM        20030n200             14710  447916   Sole   447916
Conoco-Phillips      COM        20825c104               615    7080   Sole     7080
Costco Companies     COM        22160k105             14240  294153   Sole   294153
Cypress SemiconductorCOM        232806109              4250  362323   Sole   362323
Disney Walt Company  COM        254687106              4715  169597   Sole   169597
Dow Chemical         COM        260543103               276    5574   Sole     5574
Eden Bioscience      COM        279445100                42   42550   Sole    42550
Eli Lilly & Co.      COM        532457108               343    6045   Sole     6045
Ensco Int'l          COM        26874q100              2771   87300   Sole    87300
Express Scripts Inc. COM        302182100              9650  126245   Sole   126245
Exxon Mobil          COM        30231g102              4521   88189   Sole    88189
First Data           COM        319963104             15391  361796   Sole   361796
First Indus Realty T COM        32054k103               354    8700   Sole     8700
General Electric     COM        369604103             21063  577065   Sole   577065
Gillette Co.         COM        375766102               348    7768   Sole     7768
Grainger WW Inc.     COM        384802104              9255  138923   Sole   138923
Hewlett-Packard Co.  COM        428236103               287   13698   Sole    13698
Home Properties of NeCOM        437306103               490   11400   Sole    11400
ICOS Corp.           COM        449295104               665   23525   Sole    23525
Intel Corporation    COM        458140100              6975  298192   Sole   298192
International RectifiCOM        460254105              3431   76975   Sole    76975
Intl. Bus Machines   COM        459200101               690    7000   Sole     7000
Istar Financial Inc. COM        45031u101              1293   28567   Sole    28567
Itron Inc            COM        465741106               548   22900   Sole    22900
Johnson & Johnson    COM        478160104             12981  204676   Sole   204676
Kerr McGee Corp.     COM        492386107              1291   22340   Sole    22340
Keytronic            COM        493144109               575  171550   Sole   171550
Kohls Corp.          COM        500255104              9055  184150   Sole   184150
Lattice SemiconductorCOM        518415104              4057  711725   Sole   711725
LSI Logic Corp.      COM        502161102               469   85658   Sole    85658
Lucent Technologies  COM        549463107               110   29282   Sole    29282
McDonalds Corp.      COM        580135101               230    7162   Sole     7162
Microsoft            COM        594918104             20533  768438   Sole   768438
Oracle Corp          COM        68389x105              8367  609841   Sole   609841
Pepsico Inc.         COM        713448108             23117  442846   Sole   442846
Pfizer Inc.          COM        717081103               211    7862   Sole     7862
Qualcomm,Inc.        COM        747525103             17876  421601   Sole   421601
Schlumberger Ltd.    COM        806857108              6374   95206   Sole    95206
Shurgard Storage     COM        82567d104              1465   33294   Sole    33294
Siebel System        COM        826170102              1934  184391   Sole   184391
Starbucks Corp.      COM        855244109             25390  407148   Sole   407148
Sun Microsystems     COM        866810104               141   26236   Sole    26236
Texas Instruments    COM        882508104              9017  366231   Sole   366231
Tidewater Inc.       COM        886423102              8168  229375   Sole   229375
Union Pacific Corp.  COM        907818108               779   11585   Sole    11585
Veritas Software CorpCOM        923436109              3784  132550   Sole   132550
Verizon Comm.        COM        92343v104              3465   85532   Sole    85532
Viacom Inc. Cl B     COM        925524308              9486  260683   Sole   260683
Wal-Mart Stores      COM        931142103             20731  392476   Sole   392476
Washington Fed S & L COM        938824109               340   12796   Sole    12796
Washington Mut Bank  COM        939322103              4445  105141   Sole   105141
Watchguard Techn.    COM        941105108                61   13750   Sole    13750
Weatherford Intl Inc.COM        g95089101              8160  159073   Sole   159073


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:          73

Form 13F Information Table Value Total:  $         452,439